[Graphic: Pioneer Logo]


Pioneer
Indo-Asia
Fund

ANNUAL REPORT 10/31/99

Table of Contents
--------------------------------------------------------------------------------

Letter from the Chairman                      1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               6
Schedule of Investments                       9
Financial Statements                         19
Notes to Financial Statements                25
Report of Independent Public Accountants     32
Trustees, Officers and Service Providers     33
The Pioneer Family of Mutual Funds           34
Retirement Plans from Pioneer                36

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN 10/31/99
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

As we approach the new millennium, it seems a suitable time to look back on how the world of investing has changed since Pioneer was founded in 1928. The creation of affordable investment options, including mutual funds, has brought opportunity to millions of people worldwide and surely should be counted among this century's greatest accomplishments. Just consider the impact a few notable innovations - money market funds, employer-sponsored retirement vehicles and the concept of international investing - have had on your life.

In some ways, investing has changed a great deal. One thing, however, remains the same - our belief in the importance of a long-term perspective. Attempts at market timing and the advent of day-trading unfortunately have led some to adopt a "get rich quick" mentality. Looking back over time, lasting wealth has come to investors who held to their discipline and didn't veer off course to chase the rising star of the day. A solid, forward-thinking plan can offer great rewards, even though it can be a tad dull moment to moment.

This year, we took extra steps to make your year-end planning easier, especially tax planning. In November Pioneer funds distributed their capital gains - a month earlier than in past years. We hope this early distribution helped you to take advantage of the additional time to work with your investment professional in preparing for the new century.

I encourage you to read on to learn more about your Fund, including the question and answer session with portfolio manager Christopher Lively. You can visit our web site at www.pioneerfunds.com to obtain information about our funds and to view 1999 distribution information.

Respectfully,

[Graphic: Signature of John F. Cogan, Jr.]

John F. Cogan, Jr.
Chairman and President

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/99
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Data for pie chart]

International Common Stocks                      90.4%
Depositary Receipts for International Stocks      5.6%
Short-Term Investments                            2.6%
Rights and Warrants                               0.7%
International Preferred Stocks                    0.7%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[Data for bar chart]

Hong Kong                    29.4%
Taiwan                       13.2%
South Korea                  13.1%
Singapore                    11.3%
India                         7.1%
Malaysia                      6.5%
Thailand                      6.2%
Indonesia                     5.6%
Philippines                   3.8%
Peoples Republic of China     2.7%
Australia                     0.9%
Pakistan                      0.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  1. Cheung Kong Holdings       3.27%          6. Henderson Land                 1.53%
     Ltd.                                         Development Company Ltd.
  2. Sun Hung Kai Properties    2.55           7. Taiwan Semiconductor           1.48
     Ltd.                                         Manufacturing Co.
  3. Hutchison Whampoa Ltd.     2.27           8. Giordano International Ltd.    1.42
  4. Samsung Electronics Co.    2.16           9. Kookmin Bank                   1.36
  5. Swire Pacific Ltd.         2.15          10. AXA China Region Ltd.          1.28

Fund holdings will vary for other periods.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/99                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                    10/31/99       10/31/98
                              $11.05         $6.28

 Distributions per Share      Income         Short-Term          Long-Term
 (10/31/98-10/31/99)          Dividends      Capital Gains       Capital Gains
                                  -               -                    -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Indo-Asia Fund at public offering price, compared to the growth of the MSCI All-Country Asia Free (Ex-Japan) Index.

   Average Annual Total Returns
   (As of October 31, 1999)

                 Net Asset     Public Offering
  Period           Value           Price*

  Life-of-Fund     -0.71%        -1.80%
  (6/23/94)
  5 Years          -0.38         -1.55
  1 Year           75.96         65.92

[Data for mountain chart]

Growth of $10,000

          Pioneer        MSCI
          Indo-Asia      All-Country
          Fund*          Asia Free
                         (Ex-Japan)
                         Index

6/94      9425           10000
10/94     9246           11312
          7538            9604
10/95     6955           10166
          8252           11853
10/96     5690           10993
          6084           10976
10/97     5863            7638
          5797            6816
10/98     5157            5725
          7686            8072
10/99     9073            8785

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvest-ment of distributions at net asset value.

Prior to October 1, 1998, the Fund was named Pioneer India Fund and primarily invested in securities of Indian issuers.

Index comparison begins 6/30/94. The Morgan Stanley Capital International (MSCI) All-Country Asia Free (Ex-Japan) Index is an unmanaged, capitalization-weighted measure of securities trading in China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan and Thailand; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/99                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  10/31/99       10/31/98
                            $10.62         $6.08

 Distributions per Share    Income         Short-Term          Long-Term
 (10/31/98 - 10/31/99)      Dividends      Capital Gains       Capital Gains
                                -               -                    -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Indo-Asia Fund, compared to the growth of the MSCI All-Country Asia Free (Ex-Japan) Index.

  Average Annual Total Returns
  (As of October 31, 1999)

                    If         If
  Period           Held     Redeemed*

  Life-of-Fund    -1.46%      -1.65%
  (6/23/94)
  5 Years         -1.13       -1.33
  1 Year          74.67       70.67

[Data for mountain chart]

Growth of $10,000

          Pioneer        MSCI
          Indo-Asia      All-Country
          Fund*          Asia Free
                         (Ex-Japan)
                         Index

6/94      10000          10000
10/94      9783          11312
           7944           9604
10/95      7300          10166
           8640          11853
10/96      5917          10993
           6308          10976
10/97      6056           7638
           5977           6816
10/98      5290           5725
           7866           8072
10/99      9148           8785

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

Prior to October 1, 1998, the Fund was named Pioneer India Fund and invested in securities of Indian issuers.

Index comparison begin 6/30/94. The Morgan Stanley Capital International (MSCI) All-Country Asia Free (Ex-Japan) Index is an unmanaged, capitalization-weighted measure of securities trading in China, Hong Kong, India, Indonesia, Korea, Pakistan, Malaysia, Philippines, Singapore, Sri Lanka, Taiwan and Thailand; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/99                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  10/31/99       10/31/98
                            $10.50         $6.00

 Distributions per Share    Income         Short-Term          Long-Term
 (10/31/98 - 10/31/99)      Dividends      Capital Gains       Capital Gains
                                -               -                    -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Indo-Asia Fund, compared to the growth of the MSCI All-Country Asia Free (Ex-Japan) Index.

  Average Annual Total Returns
  (As of October 31, 1999)

                   If          If
  Period          Held      Redeemed*

  Life-of-Fund    8.07%       8.07%
  (1/31/96)
  1 Year         75.00       75.00


[Data for mountain chart]

Growth of $10,000

          Pioneer        MSCI
          Indo-Asia      All-Country
          Fund*          Asia Free
                         (Ex-Japan)
                         Index

1/96      10000          10000
10/96      8624           9784
           8739          10421
           9197           9768
          10433          10672
10/97      8828           6798
           7019           5568
           8713           6067
           7045           4448
10/98      7682           5095
           8586           5532
          11376           7184
          13656           7949
10/99     13376           7819

* Assumes reinvestment of distributions. The 1% contingent deferred sales charge
(CDSC) applies to investments sold within one year of purchase.

Prior to October 1, 1998, the Fund was named Pioneer India Fund and primarily invested in securities of Indian issuers.

The Morgan Stanley Capital International (MSCI) All-Country Asia Free (Ex-Japan) Index is an unmanaged, capitalization-weighted measure of securities trading in China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan and Thailand; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/99
--------------------------------------------------------------------------------

Economic progress and genuine reform have produced strong returns for investors in Asia. Amidst Asia's rebuilding, the groundwork for a new economy is being laid - led by long-ignored service sectors and deregulated industries. Your Fund is invested in many of the high-growth companies leading the region's transformation into a more technologically savvy and globally competitive economy. The following discussion with portfolio manager Christopher D. Lively highlights these companies and other factors that influenced your Fund's performance during the year ended October 31, 1999.

Q:   Asian markets are in the midst of a renaissance. How did the Fund fare?

A: The Fund had an excellent year, thanks largely to an effective combination of country and stock selection. All share classes posted total returns at net asset value in excess of 70% for the fiscal year ending October 31, 1999. The Fund surpassed the 53.45% return for the MSCI All-Country Asia Free (excluding Japan) Index and the 48.33% average return for the 86 funds included in Lipper Inc.'s Pacific Ex Japan category. (Lipper is an independent firm that tracks mutual fund performance.) While we are delighted with the Fund's performance, we want to remind you that international investing, especially in emerging markets, involves special risks including political unrest and currency fluctuations. Shareowners should not expect stocks or the Fund's net asset value to continue increasing at the same breathtaking pace.

Q:   Which countries contributed to the Fund's success?

A: All of the Fund's country selections generated strong performance, but three countries stand out. South Korea's economy is turning in its best performance in a decade. Semiconductor manufacturers Samsung Electronics and L.G. Electronics are helping to lead that recovery. In India, stronger economic growth and a favorable political environment are contributing to higher stock valuations. The Fund's software holdings were among the strongest performers, including Satyam Computer Services, Infosys Technologies and NIIT. Indonesia is farther behind in its recovery process, but this is creating the potential for performance gains, as in the case of the retail holding PT Matahari Putra Prima. Indonesian investments are benefiting from improving political stability, lower inflation, and a strengthening currency.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: Prior to the market reversal in 1997, much of Asia's growth was rooted in manufacturing, banking and property assets. Where is growth likely to come from in the future?

A: Technology is having and will continue to have a profound impact on economic development throughout Asia. Businesses are reinventing themselves with cutting-edge technologies - increasing productivity and igniting faster growth rates. The Internet, in particular, is spawning new or more aggressive companies that offer the necessary equipment and services to build infrastructure. Singapore is encouraging the growth of knowledge-based industries such as multimedia software and entertainment. With its highly educated and computer-literate workforce, Korea has one of the highest Internet user rates in the region. Many Asian countries are also benefiting from contract manufacturing, in which U.S., European and Japanese multinational companies outsource the construction of a wide range of hardware from personal computer components to phone sets.

     Deregulation is another trend transforming the region's growth. Many governments are eliminating advantages previously afforded coddled cartels as a way to promote job growth and attract new businesses. Companies are becoming more sophisticated, focusing on profits and fiscal soundness instead of production goals. In the telecommunication sector, less red tape is helping the Fund's investments in cellular-service providers gain market share, including Advanced Information Service Public (Thailand), SK Telecom (South Korea) and Smartone Telecommunications (Hong Kong). In the banking arena, deregulation is sparking competition for customers, forcing banks to modernize, reduce expenses and improve lending practices.

Q:   Is reform still moving forward?

A: Absolutely. Efforts to reform both financial systems and corporations are widespread throughout Asia. South Korea and Singapore are at the forefront of this change, demonstrating a sincere political willingness to enact stronger governance of unfair practices and promote greater competition. In South Korea, the government ended its support of chaebols, or large conglomerates, forcing them to fail or succeed on their own merit. With its highly educated and fairly prosperous workforce, Singapore is making it easier for high-tech start-ups to succeed with venture capital and simplified public-listing rules. These countries

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/99                             (continued)
--------------------------------------------------------------------------------

     are also encouraging companies to implement U.S.-style management techniques to improve returns on equity. The Fund's investment in Development Bank of Singapore climbed dramatically on news of its efforts to revitalize management.

Q:   Looking ahead, will China's admittance into the World Trade Organization
     (WTO) affect your strategy in Hong Kong?

A: The November 15 announcement of China's decision to lower trade barriers and enter the WTO is very positive for the Fund's Hong Kong holdings. We anticipate increasing the weighting to take advantage of this historic development. As China opens its market to foreign investment, Hong Kong's conglomerates, which understand the Chinese market well, stand to profit greatly. We are also encouraged by the recent strength in Hong Kong's currency, which is bolstering consumer confidence, wages and property prices.

     The Fund's investments in Hong Kong, many of which rank among its largest holdings, are well positioned to benefit from the recent turn of events. Hutchison Whampoa is the world's largest port operator and manages several strategic operations in China, including Shanghai. This company is also benefiting from its partnership with Global Crossings Ltd., which is laying fiber optic networks worldwide to develop communication and Internet networks between the world's major business centers. Other holdings - developers Cheung Kong Holdings, Sun Hung Kai Properties and Henderson Land Development as well as retailer Giordano International - were strong beneficiaries of the rising economic prosperity.

Q:   What is your outlook?

A: Investor sentiment is clearly more positive. However, we would not be surprised to see the pace of growth slow temporarily or investors take profits in the current rally. Minor setbacks keep business leaders focused on longer-term goals and serve to remind investors that full recovery will take time.

     While further reform is needed throughout Asia to ensure that prosperity broadens into all sectors of the economy, we are heartened by the Fund's performance this past year. Country and stock selection, a cornerstone of our investment process, were critical to achieving the year's strong results.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/99
--------------------------------------------------------------------------------

Shares                                                           Value
              INVESTMENT IN SECURITIES - 97.4%
              PREFERRED STOCK - 0.7%
  221,600     Siam Commerical Bank*                         $  251,133
                                                            ----------
              Total Preferred Stock
              (Cost $250,340)                               $  251,133
                                                            ----------
              COMMON STOCKS - 96.0%
              Basic Materials - 7.8%
              Aluminum - 0.5%
   10,900     Hindalco Industries Ltd.                      $  181,541
                                                            ----------
              Chemicals - 0.7%
   18,991     Daelim Industrial Co.                         $  239,070
                                                            ----------
              Chemicals (Diversified) - 0.2%
   15,500     WMC Ltd.                                      $   66,522
                                                            ----------
              Chemicals (Specialty) - 2.6%
  125,190     Formosa Plastic Corp.                         $  250,617
    8,700     Honam Petrochemical Corp.                        168,270
    2,700     Korea Chemical Co.                               180,075
   62,100     Reliance Industries Ltd.                         334,104
                                                            ----------
                                                            $  933,066
                                                            ----------
              Construction (Cements & Aggregates) - 1.1%
1,150,000     Anhui Conch Cement Co. Ltd.                   $  112,506
   11,400     Siam Cement Public Co., Ltd.*                    295,298
                                                            ----------
                                                            $  407,804
                                                            ----------
              Iron & Steel - 1.5%
    6,700     Broken Hill Proprietary Co., Ltd.             $   69,246
  224,650     China Steel Corp., Ltd.                          172,808
    8,600     Pohang Iron & Steel Co. Ltd. (A.D.R.)            287,025
      250     Tata Iron & Steel Co., Ltd.                          849
                                                            ----------
                                                            $  529,928
                                                            ----------
              Metals Mining - 0.5%
  486,000     Yanzhou Coal Mining Co. (Class H)             $  161,093
                                                            ----------
              Paper & Forest Products - 0.7%
   27,100     Hansol Paper Co. Ltd.                         $  262,076
                                                            ----------
              Total Basic Materials                         $2,781,100
                                                            ----------


   The accompanying notes are an integral part of these financial statements.  9

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/99                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                 Value
              Capital Goods - 1.5%
              Electrical Equipment - 0.5%
1,250,000     Nanjing Panda Electronics Co., Ltd. (Class H)*      $  175,388
                                                                  ----------
              Machinery (Diversified) - 0.4%
  600,500     PT Komatsu Indonesia*                               $  142,350
                                                                  ----------
              Manufacturing (Diversified) - 0.4%
   84,000     Natsteel Ltd.                                       $  140,396
                                                                  ----------
              Manufacturing (Specialized) - 0.2%
   80,000     Omni Industries Ltd.                                $   75,994
                                                                  ----------
              Total Capital Goods                                 $  534,128
                                                                  ----------
              Communication Services - 14.8%
              Cellular/Wireless Telecommunications - 6.2%
   12,000     Advanced Information Service Public Co., Ltd        $  139,878
   40,000     Cable & Wireless Optus Ltd.*                            91,574
  600,000     CCT Telecom Holdings Ltd.                              193,087
   68,000     China Telecom Ltd.*                                    232,838
   79,000     Hutchison Whampoa Ltd.                                 793,203
   20,870     SK Telecom Co., Ltd. (A.D.R.)                          272,614
  100,000     Smartone Telecommunications Inc.                       352,706
  280,000     Technology Resources Industries Bhd.                   155,475
                                                                  ----------
                                                                  $2,231,375
                                                                  ----------
              Telecommunications (Long Distance) - 1.6%
  158,000     Asia Satellite Telecommunications Holdings Ltd.     $  372,196
    1,717     Dacom Corp.                                            210,420
                                                                  ----------
                                                                  $  582,616
                                                                  ----------
              Telephone - 7.0%
   10,000     Hanaro Telecom STK*                                 $  162,566
  135,000     Hong Kong Telecommunications Ltd.                      308,457
    1,700     Korea Telecom Corp.*                                   114,373
   10,100     Korea Telecom Corp. (A.D.R.)*                          356,025
  150,000     Pacific Century Cyberworks Ltd.*                       112,956
    7,700     Philippine Long Distance Telephone Co. (A.D.R.)        158,331
    8,000     PT Indonesian Satellite Corp. (A.D.R.)                 127,500
  130,000     Singapore Telecommunications, Ltd.                     246,979
  240,000     TelecomAsia Corp. Public Co., Ltd.*                    184,950
   41,000     Telekom Malaysia                                       126,237


10 The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
              Telephone - (continued)
   45,876     Telekomunik Indonesia (A.D.R.)                          $  421,486
    3,883     Videsh Sanchar Nigam Ltd.*                                 117,850
    2,900     Videsh Sanchar Nigam Ltd.* (G.D.R.) (144A)                  46,328
                                                                      ----------
                                                                      $2,484,038
                                                                      ----------
              Total Communication Services                            $5,298,029
                                                                      ----------
              Consumer Cyclicals - 9.0%
              Automobiles - 0.5%
   10,000     Mahindra & Mahindra Ltd.*                               $   81,894
   14,000     Mahindra & Mahindra Ltd. (G.D.R.)                          107,450
                                                                      ----------
                                                                      $  189,344
                                                                      ----------
              Homebuilding - 0.3%
  105,000     Land & House Public Co. Ltd.*                           $   97,915
                                                                      ----------
              Household Furnishings & Appliances - 0.4%
  170,000     Guangdong Kelon Electronics Holdings Inc. (Class H)     $  150,994
                                                                      ----------
              Leisure Time (Products) - 0.9%
  150,000     Berjaya Sports Toto Bhd.                                $  325,658
                                                                      ----------
              Publishing (Newspapers) - 2.9%
   21,200     Singapore Press Holdings                                $  363,254
  540,000     South China Morning Post Ltd.                              392,740
  117,500     Star Publications                                          270,559
                                                                      ----------
                                                                      $1,026,553
                                                                      ----------
              Retail (Deptartment Stores) - 0.7%
1,250,000     PT Matahari Putra Prima*                                $  154,996
    1,510     Shinsegae Department Store Co.                              82,959
                                                                      ----------
                                                                      $  237,955
                                                                      ----------
              Retail (Specialty Apparel) - 1.4%
  467,000     Giordano International Ltd.                             $  495,945
                                                                      ----------
              Services (Commercial & Consumer) - 1.3%
    4,729     Hansol CSN                                              $  195,941
   60,600     Jardine Matheson Holdings Ltd.                             260,580
                                                                      ----------
                                                                      $  456,521
                                                                      ----------
              Textiles (Home Furnishings) - 0.6%
  165,220     Far Eastern Textile Ltd.                                $  226,057
                                                                      ----------
              Total Consumer Cyclicals                                $3,206,942
                                                                      ----------


   The accompanying notes are an integral part of these financial statements. 11

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/99                                     (continued)
--------------------------------------------------------------------------------

Shares                                                              Value
              Consumer Staples - 6.4%
              Beverages - 0.2%
   25,500     Coca-Cola Amatil Ltd.                            $   78,705
                                                               ----------
              Broadcasting (Television/Radio/Cable) - 1.6%
1,120,000     Benpres Holdings Corp.*                          $  195,511
   73,000     Television Broadcasts Ltd.                          389,973
                                                               ----------
                                                               $  585,484
                                                               ----------
              Distributors (Food & Health) - 1.0%
   96,000     Li & Fung Ltd.                                   $  163,738
  122,000     Siam Makro Public Co., Ltd.                         203,834
                                                               ----------
                                                               $  367,572
                                                               ----------
              Foods - 1.9%
   97,000     Cerebos Pacific Ltd.                             $  195,948
    3,200     Cheil Jedang Corp.                                  184,077
  178,000     PT Indofood Sukses Makmur TBK*                      210,328
   80,500     Standard Foods Taiwan Ltd.                           79,180
                                                               ----------
                                                               $  669,533
                                                               ----------
              Personal Care - 0.3%
    1,750     Hindustan Lever Ltd.                             $   92,765
                                                               ----------
              Restaurants - 0.4%
  120,000     Kentucky Fried Chicken Bhd.                      $  154,105
                                                               ----------
              Retail Stores (Food Chains) - 1.0%
  124,320     President Chain Store Corp.                      $  350,776
                                                               ----------
              Total Consumer Staples                           $2,298,940
                                                               ----------
              Energy - 0.3%
              Oil & Gas (Production & Exploration) - 0.0%
      100     Oil & Natural Gas Corp. Ltd.                     $      553
                                                               ----------
              Oil & Gas (Refining & Marketing) - 0.3%
   19,200     Hindustan Petroleum Corp. Ltd.                   $   70,745
    9,600     Hindustan Petroleum Corp. Ltd. (New Shares)*         33,751
                                                               ----------
                                                               $  104,496
                                                               ----------
              Total Energy                                     $  105,049
                                                               ----------


12 The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                               Value
               Financial - 33.0%
               Banks (Major Regional) - 11.7%
   129,000     Bangkok Bank Ltd.                                                $  300,738
 5,000,000     Bank International Indonesia                                        109,409
    44,000     Bank of Philippine Islands                                          116,309
   445,669     Bank Sinopac                                                        251,497
    30,200     Dah Sing Financial Co.                                              120,512
    50,500     Dao Heng Bank Group Ltd.                                            232,072
    26,193     Development Bank of Singapore Ltd.                                  296,055
    16,900     Housing & Commercial Bank, Korea                                    446,628
   606,000     JCG Holdings Ltd.                                                   329,581
    30,511     Kookmin Bank                                                        475,661
    61,100     Malayan Bank Bhd.                                                   207,418
   512,000     National Finance Public Co., Ltd.*                                  195,622
 2,265,000     PT Pan Indonesia Bank TBK*                                          264,333
   156,000     Thai Farmers Bank Ltd.*                                             220,231
    42,000     United Overseas Bank Ltd.                                           318,163
    97,000     Wing Hang Bank Ltd.                                                 316,529
                                                                                ----------
                                                                                $4,200,758
                                                                                ----------
               Banks (Money Center) - 2.9%
    46,000     Corporation Bank*                                                $  111,265
    38,675     Overseas Chinese Banking Corp., Ltd.                                290,650
11,030,000     PT Lippo Bank TBK*                                                  362,035
 1,980,000     PT Lippo Bank TBK (Certificate of Entitlement)*                           0
   202,600     United World Chinese Commercial Bank                                256,762
                                                                                ----------
                                                                                $1,020,712
                                                                                ----------
               Banks (Regional) - 0.1%
     5,700     Metropolitan Bank & Trust Co.                                    $   42,643
                                                                                ----------
               Financial (Diversified) - 13.5%
   973,600     Ayala Corp.                                                      $  242,793
   125,500     Cheung Kong Holdings Ltd.                                         1,138,926
    60,100     City Developments Inc.                                              310,744
   117,000     Henderson Land Development Company Ltd.                             533,153
    27,000     Housing Development Finance Corp., Ltd.                             164,202
    12,600     HSBC Holdings Plc                                                   151,245
     9,800     Industrial Credit & Investment Corp. of India Ltd. (A.D.R.)*        107,800


   The accompanying notes are an integral part of these financial statements. 13

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/99                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
             Financial (Diversified) - (continued)
  25,000     Pakistan Investment Fund, Inc.                       $    57,813
 186,000     Public Finance Bhd.                                      199,705
 860,000     SM Prime Holdings Inc.                                   152,269
 110,300     Sun Hung Kai Properties Ltd.                             890,947
 151,000     Swire Pacific Ltd.                                       748,343
 174,000     Wing Tai Holdings Ltd.                                   152,733
                                                                  -----------
                                                                  $ 4,850,673
                                                                  -----------
             Insurance (Multi-Line) - 1.9%
 518,000     AXA China Region Ltd.                                $   446,753
 406,000     Pacific Century Insurance Ltd.*                          218,195
                                                                  -----------
                                                                  $   664,948
                                                                  -----------
             Insurance (Property/Casualty) - 0.6%
  81,350     Cathay Life Insurance Co.                            $   210,300
                                                                  -----------
             Investment (Bank & Brokerage) - 1.2%
 135,000     Arab Malaysian Merchant Bank Holdings Bhd.           $   291,316
 275,100     Capital Securities Corp.*                                153,508
                                                                  -----------
                                                                  $   444,824
                                                                  -----------
             Investment Management - 0.8%
 404,000     China Everbright Ltd.                                $   288,627
                                                                  -----------
             Savings & Loan Companies - 0.3%
  60,000     Hong Leong Finance Ltd.                              $   110,383
                                                                  -----------
             Total Financial                                      $11,833,868
                                                                  -----------
             Healthcare - 0.7%
             Biotechnology - 0.2%
   3,200     Dr. Reddy's Laboratories, Ltd.*                      $    78,507
                                                                  -----------
             Healthcare (Drugs & Major Pharmaceuticals) - 0.5%
      50     Ranbaxy Laboratories Ltd.                            $     1,002
   6,400     Sun Pharmaceutical Industries, Ltd.                      177,832
                                                                  -----------
                                                                  $   178,834
                                                                  -----------
             Total Healthcare                                     $   257,341
                                                                  -----------
             Technology - 17.0%
             Communications Equipment - 0.6%
  18,000     Global Tele-Systems Ltd.                             $   219,786
                                                                  -----------


14 The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                              Value
             Computer (Hardware) - 2.7%
 371,500     Great Wall Technology Co. (Class H)*              $  227,151
   4,528     Samsung Electronics Co.                              754,982
                                                               ----------
                                                               $  982,133
                                                               ----------
             Computer (Peripherals) - 0.8%
  45,524     Acer Peripherals, Inc.                            $  121,273
 185,000     GES International Ltd.                               161,276
                                                               ----------
                                                               $  282,549
                                                               ----------
             Computer (Software & Services) - 1.9%
   5,000     BFL Software Ltd.*                                $   78,242
 381,000     Informatics Holdings Ltd.                            185,540
     600     Infosys Technologies Ltd.                             96,033
   1,710     NIIT Ltd.                                             85,303
   1,340     NIIT Ltd. (New Shares)*                               66,768
   2,810     Satyam Computer Services Ltd.                         82,339
   2,810     Satyam Computer Services Ltd. (Bonus Shares)*         82,223
                                                               ----------
                                                               $  676,448
                                                               ----------
             Electronics (Component Distributors) - 3.1%
  23,000     Asustek Computer Inc.                             $  241,456
  34,520     Hitron Technology Inc.*                              134,946
   7,000     L.G. Electronics                                     229,346
 208,426     Phoenixtec Power Co., Ltd.                           423,817
  10,000     Venture Manufacturing Ltd.                            88,980
                                                               ----------
                                                               $1,118,545
                                                               ----------
             Electronics (Instrumentation) - 2.2%
  91,000     Elec & Eltek International Co., Ltd.              $  309,400
 210,190     IDT Holdings Singapore Ltd.                          315,285
 156,000     Yageo Corp.                                          167,705
                                                               ----------
                                                               $  792,390
                                                               ----------
             Electronics (Semiconductors) - 4.8%
  41,600     Hon Hai Precision Industry*                       $  284,590
 170,880     Siliconware Precision Industries Co., Ltd.*          307,067
 116,490     Taiwan Semiconductor Manufacturing Co.*              517,815
  55,000     Unisem Bhd.                                          224,342
 147,000     United Microelectronics Corp., Ltd.*                 382,330
                                                               ----------
                                                               $1,716,144
                                                               ----------


   The accompanying notes are an integral part of these financial statements. 15

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/99                                  (continued)
--------------------------------------------------------------------------------

Shares                                                                      Value
             Services (Data Processing) - 0.6%
  48,000     Shin Corporation Public Co. Ltd.                         $   197,695
     450     Tata Infotech Ltd. (New Shares)*                               5,464
                                                                      -----------
                                                                      $   203,159
                                                                      -----------
             Photography/Imaging - 0.3%
 390,000     PT Modern Photo TBK*                                     $   103,828
                                                                      -----------
             Total Technology                                         $ 6,094,982
                                                                      -----------
             Transportation - 1.3%
             Airlines - 0.9%
  29,000     Singapore Airlines Inc.                                  $   306,860
                                                                      -----------
             Railroads - 0.4%
  97,000     Malaysia International Shipping Bhd.                     $   145,500
                                                                      -----------
             Total Transportation                                     $   452,360
                                                                      -----------
             Utilities - 4.2%
             Electric Companies - 2.5%
  76,000     Hong Kong Electric Holdings Ltd.                         $   232,349
  14,650     Korea Electric Power Co.                                     428,691
  50,800     Manila Electric Co. (Class B)                                139,352
  27,000     Shandong Huaneng Power Co., Ltd. (N Shares) (G.D.R.)         111,374
                                                                      -----------
                                                                      $   911,766
                                                                      -----------
             Natural Gas - 1.0%
 263,400     Hong Kong & China Gas Co., Ltd.                          $   349,234
                                                                      -----------
             Power Producers (Independent) - 0.7%
 123,000     First Philippine Holdings Corp.                          $   104,289
 160,800     YTL Power International Bhd.                                 133,718
                                                                      -----------
                                                                      $   238,007
                                                                      -----------
             Total Utilities                                          $ 1,499,007
                                                                      -----------
             Total Common Stocks
             (Cost $28,198,408)                                       $34,361,746
                                                                      -----------
             RIGHTS - 0.2%
   8,967     Hansol Paper Co. Ltd., 12/1/99*                          $    23,174
     263     Shinsegae Department Store Co., 12/1/99*                       4,599
   4,794     Korea Data System, 11/12/99*                                  37,969
                                                                      -----------
             Total Rights
             (Cost $36,466)                                           $    65,742
                                                                      -----------


16 The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                      Value
              WARRANTS - 0.5%
   406,500    Queenbee Restaurants Inc., 3/24/03*                     $   154,592
 1,980,000    PT Lippo Bank TBK, 4/15/02*                                       0
   217,500    PT Pan Indonesia Bank TBK, 7/8/02*                            8,567
   104,600    Siam Commercial Bank, 5/10/02*                               36,578
              Total Warrants                                          -----------
              (Cost $146,613)                                         $   199,737
                                                                      -----------
              TOTAL INVESTMENT IN SECURITIES                          $34,878,358
              (Cost $28,631,827) (a) (b)                              -----------
Principal
   Amount
              TEMPORARY CASH INVESTMENTS - 2.6%
$   26,000    Federal National Mortgage Association,
              5.5%, 1/26/00                                           $    25,658
   903,000    Household Finance Corp., 5.3%, 11/1/99                      903,000
                                                                      -----------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $928,658)                                         $   928,658
                                                                      -----------
              TOTAL INVESTMENTS IN SECURITIES AND
              TEMPORARY CASH INVESTMENTS - 100%
              (Cost $29,560,485) (c)                                  $35,807,016
                                                                      ===========

*    Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 1999, the value of these securities amounted to $46,328 or 0.1% of total net assets.

(a) Distribution of investments by country of issue, as a percentage of total equity holdings, is as follows:

          Hong Kong                                                        29.4%
          Taiwan                                                           13.2
          South Korea                                                      13.1
          Singapore                                                        11.3
          India                                                             7.1
          Malaysia                                                          6.5
          Thailand                                                          6.2
          Indonesia                                                         5.6
          Philippines                                                       3.8
          Peoples Republic of China                                         2.7
          Australia                                                         0.9
          Pakistan                                                          0.2
                                                                          -----
                                                                          100.0%
                                                                          -----


   The accompanying notes are an integral part of these financial statements. 17

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/99                                     (continued)
--------------------------------------------------------------------------------

(b) At October 31, 1999, the net unrealized gain on investments based on cost for federal income tax purposes of $29,876,462 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
     excess of value over tax cost                                                         $7,160,610

    Aggregrate gross unrealized loss for all investments in which there is an
     excess of tax cost over value                                                         (1,230,056)
                                                                                           ----------
    Net unrealized gain                                                                    $5,930,554
                                                                                           ==========

(c) At October 31, 1999, the Fund had a capital loss carryforward of $9,909,055 which will expire between 2005 and 2006 if not utilized.

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 1999 aggregated $38,185,211 and $22,424,923, respectively.


18 The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
BALANCE SHEET 10/31/99
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including temporary cash
    investments of $928,658) (cost $29,560,485)                             $35,807,016
  Cash                                                                           53,151
  Foreign currencies, at value                                                  455,131
  Receivables -
   Investment securities sold                                                   857,961
   Fund shares sold                                                           1,956,148
   Dividends, interest and foreign taxes withheld                                63,722
  Due from Pioneer Investment Management, Inc.                                    2,216
  Other                                                                           4,266
                                                                            -----------
    Total assets                                                            $39,199,611
                                                                            -----------
LIABILITIES:
  Payables -
   Investment securities purchased                                          $   928,383
   Fund shares repurchased                                                       87,631
   Forward foreign currency settlement hedge contracts - net                        445
   Reserve for repatriation tax                                                  25,453
  Due to affiliates                                                              21,298
  Accrued expenses                                                              156,459
  Other                                                                           4,282
                                                                            -----------
    Total liabilities                                                       $ 1,223,951
                                                                            -----------
NET ASSETS:
  Paid-in capital                                                           $41,980,986
  Accumulated net investment loss                                                (4,760)
  Accumulated net realized loss on investments, futures contracts
    and foreign currency transactions                                       (10,221,859)
  Net unrealized gain on investments (including reserve for repatriation
    taxes of $25,453)                                                         6,221,078
  Net unrealized gain on forward foreign currency contracts and other
    assets and liabilities denominated in foreign currencies                        215
                                                                            -----------
    Total net assets                                                        $37,975,660
                                                                            ===========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $19,383,812/1,753,657 shares)                           $     11.05
                                                                            ===========
  Class B (based on $16,077,862/1,513,352 shares)                           $     10.62
                                                                            ===========
  Class C (based on $2,513,986/239,336 shares)                              $     10.50
                                                                            ===========
MAXIMUM OFFERING PRICE:
  Class A                                                                   $     11.72
                                                                            ===========


   The accompanying notes are an integral part of these financial statements. 19

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 10/31/99

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $32,374)           $  355,626
  Interest (net of foreign taxes withheld of $1,107)                 35,600
                                                                 ----------
    Total investment income                                                      $  391,226
                                                                                 ----------
EXPENSES:
  Management fees                                                $  236,831
  Transfer agent fees
   Class A                                                           48,402
   Class B                                                           32,668
   Class C                                                            3,442
  Distribution fees
   Class A                                                           28,648
   Class B                                                           87,039
   Class C                                                           13,670
  Administrative fees                                                32,716
  Custodian fees                                                    177,351
  Registration fees                                                  59,063
  Professional fees                                                 103,680
  Printing                                                           30,218
  Fees and expenses of nonaffiliated trustees                        24,911
  Miscellaneous                                                      22,268
                                                                 ----------
    Total expenses                                                               $  900,907
    Less management fees waived and expenses
      reimbursed by Pioneer Investment
      Management, Inc.                                                             (372,412)
    Less fees paid indirectly                                                       (10,275)
                                                                                 ----------
    Net expenses                                                                 $  518,220
                                                                                 ----------
     Net investment loss                                                         $ (126,994)
                                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                   $4,196,254
   Futures contracts                                                (68,950)
   Forward foreign currency contracts and other assets
    and liabilities denominated in foreign currencies              (144,384)     $3,982,920
                                                                 ----------      ----------
  Change in net unrealized gain or loss from:
   Investments                                                   $5,376,114
   Forward foreign currency contracts and other assets
    and liabilities denominated in foreign currencies                84,148      $5,460,262
                                                                 ----------      ----------
  Net gain on investments and foreign currency transactions                      $9,443,182
                                                                                 ----------
  Net increase in net assets resulting from operations                           $9,316,188
                                                                                 ==========


20 The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Years Ended 10/31/99 and 10/31/98

                                                                  Year              Year
                                                                 Ended             Ended
FROM OPERATIONS:                                                10/31/99          10/31/98

Net investment loss                                          $   (126,994)      $    (98,732)
Net realized gain (loss) on investments, futures contracts
  and foreign currency transactions                             3,982,920         (7,135,137)
Change in net unrealized gain or loss on investments and
  foreign currency transactions                                 5,460,262          4,771,923
                                                             ------------       ------------
  Net increase (decrease) in net assets resulting from
    operations                                               $  9,316,188       $ (2,461,946)
                                                             ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $ 95,334,963       $  5,656,252
Cost of shares repurchased                                    (77,476,468)       (12,434,423)
                                                             ------------       ------------
  Net increase (decrease) in net assets resulting from
   fund share transactions                                   $ 17,858,495       $ (6,778,171)
                                                             ------------       ------------
  Net increase (decrease) in net assets                      $ 27,174,683       $ (9,240,117)
NET ASSETS:
Beginning of year                                              10,800,977         20,041,094
                                                             ------------       ------------
End of year (including accumulated net investment loss of
  $4,760 and $1,541, respectively)                           $ 37,975,660       $ 10,800,977
                                                             ============       ============

CLASS A                          '99 Shares      '99 Amount      '98 Shares     '98 Amount
Shares sold                       5,781,204     $ 59,415,867        604,454     $ 3,887,954
Less shares repurchased          (4,860,199)     (50,171,135)    (1,151,732)     (7,275,852)
                                 ----------     ------------     ----------     -----------
  Net increase (decrease)           921,005     $  9,244,732       (547,278)    $(3,387,898)
                                 ==========     ============     ==========     ===========
CLASS B
Shares sold                       1,920,982     $ 19,147,136        200,684     $ 1,191,510
Less shares repurchased          (1,235,422)     (11,843,517)      (722,950)     (4,389,750)
                                 ----------     ------------     ----------     -----------
  Net increase (decrease)           685,560     $  7,303,619       (522,266)    $(3,198,240)
                                 ==========     ============     ==========     ===========
CLASS C
Shares sold                       1,908,859     $ 16,771,960         99,893     $   576,788
Less shares repurchased          (1,758,788)     (15,461,816)      (126,411)       (768,821)
                                 ----------     ------------     ----------     -----------
  Net increase (decrease)           150,071     $  1,310,144        (26,518)    $  (192,033)
                                 ==========     ============     ==========     ===========


   The accompanying notes are an integral part of these financial statements. 21

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 10/31/99
--------------------------------------------------------------------------------

                                                                  Year Ended       Year Ended
                                                                   10/31/99         10/31/98
CLASS A
Net asset value, beginning of year                                  $   6.28        $ 7.14
                                                                    --------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $ (0.05)        $ (0.02)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        4.82           (0.84)
                                                                    -------         -------
  Net increase (decrease) from investment operations                $  4.77         $ (0.86)
Distributions to shareholders:
 Net investment income                                                    -               -
                                                                    -------         -------
Net increase (decrease) in net asset value                          $  4.77         $ (0.86)
                                                                    -------         -------
Net asset value, end of year                                        $ 11.05         $  6.28
                                                                    =======         =======
Total return*                                                         75.96%         (12.04)%
Ratio of net expenses to average net assets                            2.14%+          2.31%+
Ratio of net investment income (loss) to average net assets           (0.39)%+        ( .52)%+
Portfolio turnover rate                                                 108%            101%
Net assets, end of year (in thousands)                              $19,384         $ 5,230
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         3.81%           5.30%
  Net investment loss                                                 (2.06)%         (3.51)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         2.09%           2.24%
  Net investment income (loss)                                        (0.34)%         (0.45)%

                                                                   Year Ended    Year Ended     Year Ended
                                                                    10/31/97      10/31/96       10/31/95
CLASS A
Net asset value, beginning of year                                   $ 6.93       $  8.47        $ 11.28
                                                                     -------      -------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $(0.01)      $  0.03        $ (0.01)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        0.22         (1.57)         (2.78)
                                                                     ------       -------        -------
  Net increase (decrease) from investment operations                 $ 0.21       $ (1.54)       $ (2.79)
Distributions to shareholders:
 Net investment income                                                    -             -          (0.02)
                                                                     ------       -------        -------
Net increase (decrease) in net asset value                           $ 0.21       $ (1.54)       $ (2.81)
                                                                     ------       -------        -------
Net asset value, end of year                                         $ 7.14       $  6.93        $  8.47
                                                                     ======       =======        =======
Total return*                                                          3.03%       (18.18)%       (24.78)%
Ratio of net expenses to average net assets                            2.29%+        2.28%+         2.28%+
Ratio of net investment income (loss) to average net assets           (0.09)%+       0.32%+        (0.14)%+
Portfolio turnover rate                                                  71%           64%            53%
Net assets, end of year (in thousands)                               $9,846       $12,388        $ 8,397
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         4.39%         4.29%          4.21%
  Net investment loss                                                 (2.19)%       (1.69)%        (2.07)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         2.25%         2.25%          2.25%
  Net investment income (loss)                                        (0.05)%        0.35%         (0.11)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratio assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 10/31/99
--------------------------------------------------------------------------------

                                                                   Year Ended      Year Ended
                                                                    10/31/99        10/31/98
CLASS B
Net asset value, beginning of year                                  $  6.08         $  6.96
                                                                    -------         -------
Increase (decrease) from investment operations:
 Net investment loss                                                $ (0.03)        $ (0.09)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        4.57           (0.79)
                                                                    --------        --------
   Net increase (decrease) from investment operations               $  4.54         $ (0.88)
Distributions to shareholders:
 Net investment income                                                    -               -
                                                                    -------         -------
Net increase (decrease) in net asset value                          $  4.54         $ (0.88)
                                                                    -------         -------
Net asset value, end of year                                        $ 10.62         $  6.08
                                                                    =======         =======
Total return*                                                         74.67%         (12.64)%
Ratio of net expenses to average net assets                            2.80%+          2.81%+
Ratio of net investment loss to average net assets                    (0.91)%+        (1.03)%+
Portfolio turnover rate                                                 108%            101%
Net assets, end of year (in thousands)                              $16,078         $ 5,036
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         4.60%           5.94%
  Net investment loss                                                 (2.71)%         (4.16)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         2.77%           2.76%
  Net investment loss                                                 (0.88)%         (0.98)%

                                                                   Year Ended      Year Ended      Year Ended
                                                                    10/31/97        10/31/96        10/31/95
CLASS B
Net asset value, beginning of year                                   $ 6.80         $  8.39         $ 11.24
                                                                     ------         -------         -------
Increase (decrease) from investment operations:
 Net investment loss                                                 $(0.04)        $ (0.03)        $ (0.07)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        0.20           (1.56)          (2.77)
                                                                     ------         -------         -------
   Net increase (decrease) from investment operations                $ 0.16         $ (1.59)        $ (2.84)
Distributions to shareholders:
 Net investment income                                                    -               -           (0.01)
                                                                     ------         -------         -------
Net increase (decrease) in net asset value                           $ 0.16         $ (1.59)        $ (2.85)
                                                                     ------         -------         -------
Net asset value, end of year                                         $ 6.96         $  6.80         $  8.39
                                                                     ======         =======         =======
Total return*                                                          2.35%         (18.95)%        (25.31)%
Ratio of net expenses to average net assets                            2.90%+          3.15%+          3.01%+
Ratio of net investment loss to average net assets                    (0.62)%+        (0.45)%+        (0.86)%+
Portfolio turnover rate                                                  71%             64%             53%
Net assets, end of year (in thousands)                               $9,392         $ 8,275         $ 5,991
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         4.99%           5.23%           4.91%
  Net investment loss                                                 (2.71)%         (2.53)%         (2.76)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         2.86%           3.13%           2.97%
  Net investment loss                                                 (0.58)%         (0.43)%         (0.82)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratio assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

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Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 10/31/99
--------------------------------------------------------------------------------

                                                                                              Year Ended      Year Ended
                                                                                               10/31/99        10/31/98
CLASS C
Net asset value, beginning of period                                                            $ 6.00         $  6.93
                                                                                                ------         -------
Increase (decrease) from investment operations:
 Net investment loss                                                                            $(0.03)        $ (0.07)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         4.53           (0.86)
                                                                                                ------         -------
Net increase (decrease) in net asset value                                                      $ 4.50         $ (0.93)
                                                                                                ------         -------
Net asset value, end of period                                                                  $10.50         $  6.00
                                                                                                ======         =======
Total return*                                                                                    75.00%         (13.42)%
Ratio of net expenses to average net assets                                                       2.70%+          2.85%+
Ratio of net investment loss to average net assets                                               (0.89)%+        (1.06)%+
Portfolio turnover rate                                                                            108%            101%
Net assets, end of period (in thousands)                                                        $2,514         $   536
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                                    4.40%           6.12%
  Net investment loss                                                                            (2.59)%         (4.33)%
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                                    2.64%           2.76%
  Net investment loss                                                                            (0.83)%         (0.97)%

                                                                                              Year Ended       1/31/96 to
                                                                                               10/31/97         10/31/96
CLASS C
Net asset value, beginning of period                                                            $ 6.77           $  7.85
                                                                                                ------           -------
Increase (decrease) from investment operations:
 Net investment loss                                                                            $(0.04)          $ (0.02)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         0.20             (1.06)
                                                                                                ------           -------
Net increase (decrease) in net asset value                                                      $ 0.16           $ (1.08)
                                                                                                ------           -------
Net asset value, end of period                                                                  $ 6.93           $  6.77
                                                                                                ======           =======
Total return*                                                                                     2.36%           (13.76)%
Ratio of net expenses to average net assets                                                       2.84%+            3.12%**+
Ratio of net investment loss to average net assets                                               (0.56)%+          (0.42)%**+
Portfolio turnover rate                                                                             71%               64%
Net assets, end of period (in thousands)                                                        $  803           $   557
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                                    4.89%             4.63%**
  Net investment loss                                                                            (2.61)%           (1.93)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                                    2.78%             3.06%**
  Net investment loss                                                                            (0.50)%           (0.36)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratio assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/99
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Indo-Asia Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective October 1, 1998, certain changes were made to the Fund's operations including, among other things, a new management contract. In connection with this policy change, the Fund changed its name from Pioneer India Fund. The investment objective of the Fund is to seek long-term growth of capital by investing primarily in equity securities of Indo-Asian issuers.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees, and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareholders, respectively.

The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded on trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in com-

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/99                               (continued)
--------------------------------------------------------------------------------

     puting the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

     The Fund's investments in countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. In addition, delays are common in registering transfers of securities in India, and the Fund may be unable to sell portfolio securities until the registration process is completed.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. As of October 31, 1999, the Fund had no outstanding futures contracts.

D.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     As of October 31, 1999 the Fund had no outstanding portfolio hedges. The Fund's gross forward foreign currency settlement contracts receivable and payable were $290,864 and $291,309, respectively, resulting in a net payable of $445.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/99                               (continued)
--------------------------------------------------------------------------------

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on repatriation of capital gains recognized in certain countries. During the year ended October 31, 1999, the Fund paid no such taxes.

     In determining the daily net asset value, the Fund estimates the reserve for such repatriation taxes, if any, associated with investments in certain countries. The estimated reserve for repatriation of capital gains taxes is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of October 31, 1999 the Fund had a reserve of $25,453 related to the repatriation of capital gains.

     At October 31, 1999, the Fund has reclassified $123,775 and $154,138 from accumulated net investment loss and accumulated net realized loss on investments, futures contracts and foreign currency transactions, respectively, to paid-in capital. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

F.   Fund Shares

     The Fund records sales and repurchases of its shares on trade date. Net losses, if any, as a result of cancellations are absorbed by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and an indirect subsidiary of The Pioneer Group, Inc. (PGI). PFD earned $14,324 in underwriting commissions on the sale of fund shares during the year ended October 31, 1999.

G.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareholders of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     each class and the ratable allocation of related out-of-pocket expense (see
     Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 1.10% of the Fund's average daily net assets. Prior to October 1, 1998, management fees were calculated daily at the annual rate of 1.25% of the Fund's average daily net assets.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 2.10% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. Prior to October 1, 1998, PIM had voluntarily agreed to limit management fees and other operating expenses to the extent that such expenses exceed 2.25% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares were reduced only to the extent that such expenses were reduced for Class A shares.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/99                            (continued)
--------------------------------------------------------------------------------

PIM's agreement is voluntary and temporary and may be revised or terminated at any time.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund.

PIM has appointed Khothari Pioneer AMC Ltd. (the Indian Adviser) as the Fund's adviser in India. In managing the Fund's Indian investments, PIM relies on the advice and local expertise of the Indian Adviser. The Indian Adviser is a joint venture between PIM and Investment Trust of India Limited (ITI), a corporation organized under the laws of India. As compensation for its services under its subadvisory agreement with PIM and the Fund, PIM pays the Indian Adviser a management fee at the annual rate from 0.10% to 0.60% of the Fund's average gross assets invested in India's securities markets, including assets invested in American, global or other types of depository receipts for securities traded in India's securities markets. The annual rate is 0.10% of such gross assets up to $15 million; 0.20% of the next $30 million; 0.40% of the next $15 million; and 0.60% of the excess over $60 million.

3. Transfer Agent

PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $3,330 in transfer agent fees payable to PSC at October 31, 1999.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $17,968 in distribution fees payable to PFD at October 31, 1999.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 1999, CDSCs in the amount of $171,386 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the year ended October 31, 1999, the Fund's expenses were reduced by $10,275 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits.

The average daily amount of borrowings outstanding during the year ended October 31, 1999 was $193,014. The average daily shares outstanding during the year were 2,320,418 resulting in an average borrowing per share of $0.08. The related weighted average annualized interest rate for the year was 5.6%, and the total interest expense on such borrowings was $16,103.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareowners and the Board of Trustees of Pioneer Indo-Asia Fund:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Indo-Asia Fund as of October 31, 1999, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Indo-Asia Fund as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP


Boston, Massachusetts
December 3, 1999

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                           Officers

John F. Cogan, Jr.                 John F. Cogan, Jr., Chairman and
Mary K. Bush                        President
Richard H. Egdahl, M.D.            David D. Tripple, Executive Vice President
Margaret B.W. Graham               Jaskaran S. Teja, Vice President
John W. Kendrick                   Christopher D. Lively, Vice President
Marguerite A. Piret                Eric W. Reckard, Treasurer
David D. Tripple                   Joseph P. Barri, Secretary
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Public Accountants
Arthur Andersen LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneering Services Corporation

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment representative, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

Growth Funds                            Income Funds
United States                           Taxable
Pioneer Capital Growth Fund             Pioneer America Income Trust
Pioneer Growth Shares                   Pioneer Bond Fund
Pioneer Micro-Cap Fund                  Pioneer Limited Maturity Bond Fund
Pioneer Mid-Cap Fund                    Pioneer Strategic Income Fund
Pioneer Small Company Fund
Pioneer Tax-Managed Fund                Tax-Free
                                        Pioneer Tax-Free Income Fund
International/Global
Pioneer Emerging Markets Fund           Money Market Fund
Pioneer Europe Fund                     Pioneer Cash Reserves Fund*
Pioneer Indo-Asia Fund
Pioneer International Growth Fund
Pioneer World Equity Fund

Growth and Income Funds
Pioneer Fund
Pioneer II
Pioneer Balanced Fund
Pioneer Equity-Income Fund
Pioneer Real Estate Shares


* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            This page for your notes.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Account (IRA)
Traditional IRA

A Traditional IRA allows anyone under age 70-1/2 with earned income to contribute up to $2,000 annually. Spouses may contribute up to $2,000 annually into a separate IRA, for a total of $4,000 per year for a married couple. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA

Contributions, up to $2,000 a year per person in earned income, are not tax-deductible, but earnings are tax-free for qualified withdrawals. You can contribute beyond age 70-1/2, although there are income limits for contributions at any age.

401(k) Plan

The traditional 401(k) plan allows employees to make pre-tax contributions through payroll deduction, up to $10,000 per year or 25% of pay, whichever is less. Employers may contribute.

SIMPLE (Savings Incentive Match PLan for Employees) IRA Plan

Businesses with 100 or fewer eligible employees can establish a plan; it resembles the traditional 401(k), but with less testing and lower administration costs. Employees can make pre-tax contributions of up to $6,000 per year, and an employer contribution is required.

403(b) Plan

Also known as a Tax-Sheltered Account (TSA), a 403(b) plan is available only to employees of public schools, not-for-profit hospitals and other tax-exempt organizations. A 403(b) plan lets employees set aside a portion of their salary, before taxes, through payroll deduction.


               Most retirement plan withdrawals must meet specific
                         conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Simplified Employee Pension Plan (SEP)

SEPs let self-employed people and small-business owners make tax-deductible contributions of up to 15% of their income. Generally, employers must contribute the same percentage of pay for themselves and any eligible employees; contributions are made directly to employees' IRAs. SEPs are easy to administer and can be an especially good choice for firms with few or no employees.

Profit Sharing Plan

Profit sharing plans offer companies considerable flexibility, allowing them to decide each year whether a contribution will be made and how much, up to 15% of each participant's pay. These plans can include provisions for loans and vesting schedules.

Age-Based Profit Sharing Plan

Like traditional profit sharing plans, employer contributions are flexible, but age-based plans allocate contributions based on both age and salary. Age-based plans are designed for employers who want to maximize their own contributions while keeping contributions to employees affordable.

Money Purchase Pension Plan (MPP)

Money purchase plans are similar to profit sharing plans, but allow for higher annual contributions - up to 25% of pay. MPPs aren't as flexible as profit sharing plans; a fixed percentage of pay must be contributed each year, determined when the plan is established. Businesses often set up both MPPs and profit sharing plans.


               Most retirement plan withdrawals must meet specific
                         conditions to avoid penalties.


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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

Pioneering Services Corporation
60 State Street
Boston, Massachusetts 02109

Our toll-free fax                                               1-800-225-4240

Our Internet e-mail address                               ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                       www.pioneerfunds.com


This report must be preceded or accompanied by a current
Fund prospectus.


[Graphic: Pioneer Logo]

Pioneer Investment Management, Inc.
60 State Street                             7262-00-1299
Boston, Massachusetts 02109             (C) Pioneer Funds Distributor, Inc.
www.pioneerfunds.com                    [Recycle logo] Printed on Recycled Paper